Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 7,861,229.2	$ 118,660.1	₨ 9,174,300.6
Gross Assets	85,223.0	1,286.4	72,415.7
Gross Liabilities	78,582.4	1,186.1	71,767.5
Net Fair Value	6,640.6	100.3	648.2
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	2,203,083.9	33,254.1	2,210,332.2
Gross Assets	9,007.6		6,959.2
Gross Liabilities	9,620.6		7,289.0
Net Fair Value	(613.0)	(9.2)	(329.8)
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	4,292.5	64.8	8,098.5
Gross Assets	3.0		2.5
Gross Liabilities	3.1		2.6
Net Fair Value	(0.1)		(0.1)
Currency options
Derivatives, Fair Value [Line Items]
Notional	252,982.7	3,818.6	144,827.2
Gross Assets	1,359.3		952.5
Gross Liabilities	1,836.7		1,062.1
Net Fair Value	(477.4)	(7.2)	(109.6)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	110,112.4	1,662.1	70,521.8
Gross Assets	5,423.7		4,225.2
Gross Liabilities	3,359.7		3,093.3
Net Fair Value	2,064.0	31.2	1,131.9
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	5,290,757.7	79,860.5	6,740,520.9
Gross Assets	69,429.4		60,276.3
Gross Liabilities	63,762.3		60,320.5
Net Fair Value	₨ 5,667.1	$ 85.5	₨ (44.2)